Income Taxes, Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
United States	$ (108,691)	$ (83,217)	$ (61,422)
Foreign	(11,593)	0	0
Loss before income tax expense	$ (120,284)	$ (83,217)	$ (61,422)